S-K 1602(b)(6) Prospectus Summary, Sponsor Compensation	Sep. 18, 2025 USD ($) $ / shares shares
Sponsor [Member]
SPAC Prospectus Summary, Sponsor Compensation [Line Items]
Price Paid or to be Paid for Securities, Total Amount	$ 75,000
Sponsor or an Affiliate [Member]
SPAC Prospectus Summary, Sponsor Compensation [Line Items]
Price Paid or to be Paid for Securities, Total Amount	$ 10,000
Jennifer Calabrese [Member]
SPAC Prospectus Summary, Sponsor Compensation [Line Items]
Securities Issued or to be Issued, Shares (in Shares) | shares	30,000
Price Paid or to be Paid for Securities, Total Amount	$ 4,000
Founder Shares [Member] | Sponsor and Directors [Member]
SPAC Prospectus Summary, Sponsor Compensation [Line Items]
Securities Issued or to be Issued, Shares (in Shares) | shares	2,651,666
Price Paid or to be Paid for Securities, Total Amount	$ 3,459
Private Units [Member] | Sponsor [Member]
SPAC Prospectus Summary, Sponsor Compensation [Line Items]
Securities Issued or to be Issued, Shares (in Shares) | shares	225,000
Price Paid or to be Paid for Securities, Total Amount	$ 2,250,000
Private Units [Member] | Sponsor and Our Officers or Directors, or Affiliates [Member]
SPAC Prospectus Summary, Sponsor Compensation [Line Items]
Securities Issued or to be Issued, Shares (in Shares) | shares	150,000
Price Paid or to be Paid for Securities, Total Amount	$ 1,500,000
Price Paid or to be Paid for Securities, Per Share (in Dollars per share) | $ / shares	$ 10